SHARE CAPITAL AND RESERVES (Details Narrative)					1 Months Ended
	Oct. 10, 2024 $ / shares shares	Dec. 01, 2023 CAD ($) shares	Dec. 01, 2023 $ / shares shares	Apr. 11, 2023 CAD ($) $ / shares shares	Mar. 22, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 CAD ($) shares	Oct. 31, 2024 $ / shares shares	Oct. 21, 2024 $ / shares shares	Sep. 25, 2024 $ / shares shares	Sep. 04, 2024 $ / shares shares	Sep. 03, 2024 $ / shares shares	Mar. 31, 2024 CAD ($) shares	Sep. 08, 2023 $ / shares shares
Statement [Line Items]
Flow-through proceeds outstanding | $							$ 0						$ 2,383,000
Common shares issue							15,384,615
Warrants [Member]
Statement [Line Items]
Share purchase warrants issued	5,000,000
Strike price | $ / shares	$ 0.05
Option [Member]
Statement [Line Items]
Common shares issued								200,000	200,000	2,000,000		200,000
Common stock share issue price | $ / shares								$ 0.105	$ 0.105	$ 0.05		$ 0.12
Option 1 [Member]
Statement [Line Items]
Common shares issued								120,000				100,000
Common stock share issue price | $ / shares								$ 0.12				$ 0.105
Warrants One [Member]
Statement [Line Items]
Share purchase warrants issued	1,176,470
Strike price | $ / shares	$ 0.085
2023 non-flow-through warrants
Statement [Line Items]
Share purchase warrants issued						4,807,693
Expiry term share purchase warrants						5 years
Strike price | $ / shares						$ 0.08
Share Capital
Statement [Line Items]
Common shares issued							220,799,364						211,702,894
Common shares outstanding							220,799,364						211,702,894
Private Placement Flow [Member]
Statement [Line Items]
Common shares issue		15,384,615	15,384,615
Stock issued to exercise of warrants, proceeds | $		$ 2,000,000
Share price | $ / shares			$ 0.13
Private Placement Non Flow [Member]
Statement [Line Items]
Common shares issue		9,615,385	9,615,385
Stock issued to exercise of warrants, proceeds | $		$ 769,231
Share price | $ / shares			$ 0.08
Property Agreement [Member]
Statement [Line Items]
Common shares issued											100,000			100,000
Common stock share issue price | $ / shares											$ 0.075			$ 0.075
Investor Relations Agreement
Statement [Line Items]
Stock option granted				520,000	6,410,000
Stock option granted to insiders				200,000	5,500,000
Aggregate common shares acquire				520,000	6,410,000
Share price | $ / shares				$ 0.125	$ 0.105
Stock granted term dscription				three years	three to five years
Fair value of options | $				$ 49,647	$ 589,109
Black-scholes fair value assumption description				risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil	risk-free rate of 3.48%; expected volatility of 95% for options with three year expiry term and 131% for options with five year expiry term; underlying market price of $0.11; strike price of $0.105; and dividend yield of nil